Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 99.38%
Communication services: 6.32%
Diversified telecommunication services: 3.15%
Verizon Communications Incorporated	274,564	$ 13,934,123
Media: 3.17%
Comcast Corporation Class A	357,700	14,036,148
Consumer discretionary: 1.85%
Multiline retail: 0.71%
Target Corporation	22,069	3,116,805
Specialty retail: 1.14%
The Home Depot Incorporated	18,381	5,041,357
Financials: 1.01%
Banks: 1.01%
JPMorgan Chase & Company	39,772	4,478,725
Health care: 3.43%
Biotechnology: 1.71%
Amgen Incorporated	31,093	7,564,927
Health care providers & services: 1.72%
UnitedHealth Group Incorporated	14,830	7,617,133
Information technology: 5.80%
Communications equipment: 2.87%
Cisco Systems Incorporated	297,717	12,694,653
IT services: 2.93%
MasterCard Incorporated Class A	20,588	6,495,102
Visa Incorporated Class A	32,898	6,477,287
		12,972,389
Real estate: 3.79%
Equity REITs: 3.79%
American Tower Corporation	65,522	16,746,768
Utilities: 77.18%
Electric utilities: 44.59%
Alliant Energy Corporation	100,158	5,870,260
American Electric Power Company Incorporated	210,292	20,175,414
Constellation Energy Corporation	134,863	7,722,255
Duke Energy Corporation	207,113	22,204,585
Entergy Corporation	77,022	8,675,758
Evergy Incorporated	113,357	7,396,544
Eversource Energy	101,960	8,612,561
Exelon Corporation	380,990	17,266,467
FirstEnergy Corporation	205,868	7,903,273
NextEra Energy Incorporated	735,750	56,991,195
See accompanying notes to portfolio of investments

Allspring Utility and Telecommunications Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
The Southern Company	246,693	$ 17,591,678
Xcel Energy Incorporated	238,866	16,902,158
		197,312,148
Gas utilities: 3.53%
Atmos Energy Corporation	97,312	10,908,675
ONE Gas Incorporated	58,135	4,719,981
		15,628,656
Multi-utilities: 26.80%
Ameren Corporation	133,679	12,079,234
CenterPoint Energy Incorporated	361,174	10,683,527
CMS Energy Corporation	208,002	14,040,135
Dominion Energy Incorporated	298,369	23,812,830
DTE Energy Company	103,797	13,156,270
Public Service Enterprise Group Incorporated	158,388	10,022,793
Sempra Energy	131,761	19,799,725
WEC Energy Group Incorporated	149,041	14,999,486
		118,594,000
Water utilities: 2.26%
American Water Works Company Incorporated	67,273	10,008,204
Total Common stocks (Cost $294,129,504)		439,746,036

		Yield
Short-term investments: 0.60%
Investment companies: 0.60%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	2,664,061	2,664,061
Total Short-term investments (Cost $2,664,061)				2,664,061
Total investments in securities (Cost $296,793,565)	99.98%			442,410,097
Other assets and liabilities, net	0.02			102,732
Total net assets	100.00%			$442,512,829

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

2  |  Allspring Utility and Telecommunications Fund

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,507,848	$9,092,583	$(8,936,370)	$0	$0	$2,664,061	2,664,061	$6,711
See accompanying notes to portfolio of investments

Allspring Utility and Telecommunications Fund  |  3

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Utility and Telecommunications Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,970,271	$0	$0	$27,970,271
Consumer discretionary	8,158,162	0	0	8,158,162
Financials	4,478,725	0	0	4,478,725
Health care	15,182,060	0	0	15,182,060
Information technology	25,667,042	0	0	25,667,042
Real estate	16,746,768	0	0	16,746,768
Utilities	341,543,008	0	0	341,543,008
Short-term investments
Investment companies	2,664,061	0	0	2,664,061
Total assets	$442,410,097	$0	$0	$442,410,097
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Utility and Telecommunications Fund  |  5